Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs

The pre-tax risk-free discount rate and expected cash flow payments for asset retirement obligations and accrued environmental costs at December 31, 2018 were as follows:

	Asset Retirement Obligations		Accrued Environmental Costs

	Risk-Free Rate (%) [1]	Cash Flow Payments (years) [2]	Risk-Free Rate (%) [1]	Cash Flow Payments (years)
Potash sites	3.64 – 5.00	52 – 430	n/a	n/a
Phosphate sites	1.60 – 5.43	1 – 483	2.08 – 4.27	1 – 30
Other	1.22 – 6.50	1 – 49	2.05 – 4.27	1 – 30

1	Risk-free discount rates reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation.
2

Time frame in which payments are expected to principally occur from December 31, 2018, with the majority of phosphate payments taking place over the next 80 years. Changes in years can result from changes to the mine life and/or changes in the rate of tailing volumes.

Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability

Sensitivity of asset retirement obligations and accrued environmental costs to changes in the discount rate on the recorded liability as at December 31, 2018 was as follows:

				Discount Rate
	Undiscounted Cash Flows		Discounted Cash Flows	+0.5%	-0.5%
Asset retirement obligations				$(88)	$88
Potash sites	$675	[1]	$130
Phosphate sites	1,636		1,125
Other	101		40
Accrued environmental costs				(12)	15
Phosphate sites	321		246
Other	318		288

1

Represents total undiscounted cash flows in the first year of decommissioning for operating sites and cash flows for all years for sites that were or would be permanently shut down. For operating sites, excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 90-375 years.

Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations

Following is a reconciliation of asset retirement and environmental restoration obligations:

	Asset Retirement Obligations	Accrued Environmental Costs	Total

Balance – December 31, 2017	$702	$21	$	723
Merger impact [1]	608	525		1,133
Recorded in earnings	64	12		76
Capitalized to property, plant and equipment	9	–		9
Settled during the year	(57)	(12)		(69)
Foreign currency translation	(31)	(12)		(43)

Balance – December 31, 2018	$1,295	$534	$	1,829

Balance as at December 31, 2018 comprised of:
Current liabilities
Payables and accrued charges (Note 19)	$122	$34	$	156
Non-current liabilities
Asset retirement obligations and accrued environmental costs	$1,173	$500	$	1,673

1	Asset retirement obligations of $201 and accrued environmental costs of $376 represent contingent liabilities recognized as a result of the Merger. Refer to Note 3.